Offerings - Offering: 1	Jul. 31, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Bitwise Bitcoin ETF
Offering Note	The amended registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u).

Prior to the effect of this amendment to the registration statement, the registration statement contemplated the registration of securities up to a maximum aggregate offering price. The proposed maximum aggregate offering price was previously estimated solely for the purposes of calculating the amount of registration fee pursuant to Rule 457(d).